Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts payable	$ 5,594
Accrued payroll and compensated absences	7,018
Wire transfers payable	1,745
Accrual for third-party losses	4,513	$ 4,818
Unearned CSO fees	7,510
Bill payment service liability	2,476
Lease termination	1,114
Other	5,452
Accounts payable and accrued liabilities	$ 35,422
Predecessor
Accounts payable		5,465
Accrued payroll and compensated absences		7,718
Wire transfers payable		2,238
Accrual for third-party losses		4,818
Unearned CSO fees		8,029
Deferred rent		867
Bill payment service liability		2,604
Lease termination		1,978
Other		5,849
Accounts payable and accrued liabilities		$ 39,566